Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018	$ 1,000	$ 240,541	$ 1,201,810	$ (1,386,782)	$ (56,569)
Beginning balance, shares at Dec. 31, 2018	1,000,001	2,405,413,500
Net loss for the year				(254,620)	(254,620)
Ending balance at Dec. 31, 2019	$ 1,000	$ 240,541	1,201,810	(1,641,402)	(198,051)
Ending balance, shares at Dec. 31, 2019	1,000,001	2,405,413,500
Net loss for the year				(9,500)	(9,500)
Ending balance at Dec. 31, 2020	$ 1,000	$ 240,541	$ 1,201,810	$ (1,650,902)	$ (207,551)
Ending balance, shares at Dec. 31, 2020	1,000,001	2,405,413,500